Liquidity	3 Months Ended
Mar. 31, 2018
Notes
Liquidity

3.        Liquidity

As of March 31, 2018, we had working capital of $566,555. For the three months ended March 31, 2018, we reported a net loss of $235,604 and had cash flows of $227,578 used in operations.

We evaluated our financial position and results of operations as of May 4, 2018, the date our audited financial statements were first made available, and our expected operations subsequent to that date. As a result of our assessment, we noted events and factors as set forth in Note 2 of the audited financial statements included in our Registration Statement on Form S-1 filed with the SEC on May 4, 2018 which we believe supported our conclusion that our capital resources would be sufficient to meet projected cash flow requirements for a period of twelve months from May 4, 2018. We believe that our current financial position and anticipated observations over the twelve-month period from May 4, 2018 alleviate any substantial doubt about our ability to continue as a going concern. However, management cannot provide any assurances that we will be successful in accomplishing any of our plans. Management also cannot provide any assurance that unforeseen circumstances that could occur at any time within the twelve months from May 4, 2018 or thereafter will not increase the need for us to raise additional capital on an immediate basis.